Discontinued Operations (Schedule of Assets and Liabilities of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid expenses and other current assets		$ 47	$ 457
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid expenses and other current assets		47
Assets of discontinued operations		47
Accounts payable		10
Accrued liabilities		114
Liabilities of discontinued operations		$ 124